Leases - Additional Information (Detail) - CAD ($) $ in Thousands		12 Months Ended
	Apr. 05, 2023	Dec. 31, 2024	Dec. 31, 2023
Statement [LineItems]
Undiscounted operating lease payments		$ 1,476	$ 2,952
Purchase of property plant and equipment classified as investing activities		$ 2,361	$ 6,066
Purchase Agreement For Finance Lease Receivable [Member]
Statement [LineItems]
Purchase of property plant and equipment classified as investing activities	$ 4,100